Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenues
Sales to third parties	$ 42,134,665	$ 16,958,368
Sales to related parties	1,050	1,618
Total revenues	42,135,715	16,959,986
Cost of revenues	(39,148,005)	(14,133,327)
Gross Profit	2,987,710	2,826,659
Operating income (expenses)
Allowance for doubtful debts	(361,847)	358,558
Selling and distribution expenses	(127,345)	(142,986)
General and administrative expenses	(3,113,214)	(1,621,591)
Total operating expenses	(3,602,406)	(1,406,019)
(Loss) income from operations	(614,696)	1,420,640
Other income (expenses)
Interest income	71,814	170
Interest expense	(122,290)	(21,364)
Other expenses, net	81,823	(2,272)
Total other income (expenses)	31,347	(23,466)
Loss (income) before income taxes	(583,349)	1,397,174
Income taxes	3,590	17,628
Net (loss) income from continuing operations	(586,939)	1,379,546
Discontinued operations
Net loss from discontinued operations, net of tax		(17,607)
Net (loss) income	(586,939)	1,361,939
Net loss attributable to non-controlling interest from discontinued operations		677
Net (loss) income attributable to Farmmi, Inc.	(586,939)	1,362,616
Comprehensive income (loss)
Net (loss) income	(586,939)	1,379,546
Other comprehensive income: foreign currency translation gain	2,430,396	1,187,295
Total comprehensive income	1,843,457	2,566,841
Comprehensive (income) loss attributable to noncontrolling interest		(32,643)
Comprehensive income attributable to Farmmi, Inc.	$ 1,843,457	$ 2,534,198
Weighted average number of shares1
Basic	22,583,259	834,226
Diluted	22,583,259	834,226
Basic (loss) earnings per ordinary share	$ (0.03)	$ 1.63
Continuing operations	(0.03)	1.65
Discontinued operations		(0.02)
Diluted (loss) earnings per ordinary share	(0.03)	1.63
Continuing operations	$ (0.03)	1.65
Discontinued operations		$ (0.02)